Assets held for sale (Details) $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended
	Jan. 31, 2025 USD ($) miner	Nov. 30, 2024 USD ($)	Nov. 25, 2024 USD ($) miner shares	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) miner	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 1,209,339				$ 441,371	$ 441,371
Impairment						6,942
S19jPros sold after held for sale classification						(25,353)
Foreign currency translation difference						18,636
Property, plant and equipment, ending balance				$ 1,209,339		1,209,339
Assets held for sale				$ 2,952	$ 10,696	$ 2,952	$ 0
Number of miners | miner					54,080
S19jPros sold during the period						41,740
S19jPros remaining as held for sale as at period end				12,300		12,300
Subsequent events | At-the-Market Offerings
Changes in property, plant and equipment [abstract]
Shares issued under the ATM Facility			$ 51,941
Shares issued under the ATM Facility (in shares) | shares			4,515,404
Mining Assets, S19jPro
Changes in property, plant and equipment [abstract]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations						$ 8,129
Mining Assets, S19jPro | Assets and liabilities classified as held for sale
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,952		$ 10,696	$ 10,696	$ 13,278	13,278
Impairment					2,582
S19jPros sold after held for sale classification				(8,129)
Impairment reversal		$ 516		516
Foreign currency translation difference				(131)
Property, plant and equipment, ending balance				$ 2,952	$ 10,696	$ 2,952
Mining Assets, S19jPro | Subsequent events
Changes in property, plant and equipment [abstract]
Assets held for sale	$ 1,502
Number of miners classified as held for sale | miner	6,300		6,300
Number of miners | miner	6,000